UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. REPORTS TO STOCKHOLDERS.
(a)

Annual Report 2022
For the fiscal year ended September 30, 2022

Trajan Wealth Income Opportunities ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trajan Wealth Income Opportunities ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Trajan Wealth Income Opportunities ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at ncfunds.com/fundpages/430.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Trajan Wealth Income Opportunities ETF:

See Our Web site @ trajanwealthetf.com
or
Call Our Administrative Services Group at 800-773-3863.

(Unaudited)
Dear Trajan Wealth Income Opportunities (TWIO) Shareholder:
Enclosed please find the Annual Report for the Trajan Wealth Income Opportunities ETF (“TWIO” or the “ETF”) for the period ended September 30, 2022.
Since commencement of operations on March 31, 2021, TWIO’s NAV has fallen from $10.00 to $8.45 and the number of shares outstanding has grown from 30,000 to 2.98MM through the fiscal period ended September 30, 2022.  Since inception, the ETF has paid quarterly distributions totaling $0.5148 per share.  The ETF distributes income on a quarterly basis and has a 30-day SEC yield of 4.47%.  Since Q4 of last year, the market environment has turned negative with rising interest rates and falling stock prices impacting holdings across the board.  While the environment has been a difficult one, we are pleased with the performance of TWIO relative to the performance of the ETF’s benchmark and to the individual asset classes. The performance table on page two shows TWIO performance relative to the various asset classes and the ETF’s benchmark.
The TWIO portfolio is designed to provide a steady stream of income with a limited amount of price appreciation. The one-year the NAV total return for TWIO was been (13.44)%. In this difficult environment, we feel income-oriented strategies like TWIO are attractive both as a source of income and for its relative price stability.
The economic/financial market environment and TWIO:
•	The economic environment has turned decidedly negative with the Federal Reserve raising interest rates and stock prices falling.
•	The sharp rise in interest rates has impacted both the bond returns and returns of preferred stock.
•	The decline in stock prices has impacted the TWIO stock portfolio as well.
Characteristics of the TWIO portfolio:
•
The TWIO portfolio is made up of three asset classes; domestic preferred stocks, income producing fixed income securities, and income producing common stocks. Investments in each of the three asset classes is made with a primary objective of producing current income and secondary objectives of conservation of principal and the opportunity for limited capital appreciation.

•	The preferred stocks in TWIO are typically $25 par preferreds.
•	The daily average volume in TWIO for the past 90 days has been 11,910/shares.
In summary, we believe TWIO is well positioned to take advantage of the post-Covid economic environment where real growth returns to the 1.5-2.5% real growth and equity market returns are closer to longer term trends. In that type of environment, the income component of any asset will be important as a source of return.
Periods ended September 30, 2022	Year to Date	1 Year	Since Inception 03/31/2021	Gross Expense Ratio[1]	Net Expense Ratio[2]
Trajan Wealth Income Opportunities ETF	(16.17)%	(13.46)%	(7.40)%	2.72%	0.86%
Bloomberg U.S. Aggregate Bond TR Index	(14.61)%	(14.60)%	(8.85)%	N/A	N/A
S&P U.S. Preferred Stock Index	(20.93)%	(21.09)%	(13.57)%	N/A	N/A
S&P 400 Mid-Cap Index	(22.47)%	(16.55)%	(10.58)%	N/A	N/A
20% S&P 400 Mid-Cap TR Index/35% Bloomberg U.S. Aggregate Bond TR Index/45% S&P Preferred Stock TR Index	(19.09)%	(17.91)%	(11.31)%	N/A	N/A
The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-800-773-3863. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

1Gross expense ratio as of the ETF’s most recent Prospectus dated February 1, 2022.
2Net expense ratio is as of the ETF’s most recent Prospectus dated February 1, 2022. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.85% of the average daily net assets of the Fund through January 31, 2023. The Expense Limitation Agreement may not be terminated prior to that date. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
Management Outlook
As of September 30, 2022, the TWIO portfolio is allocated approximately 26% common stock, 38% preferred stock, 20% fixed income, and 16% cash.  Based on the environment we have experienced this year, we have allowed the cash position to build.  At this writing, we anticipate allocating the cash over the next quarter as we see attractive opportunities in the asset classes. As of September 30, 2022, TWIO has 40 individual holdings; 16 common stocks, 17 preferred stocks, and 9 bonds.  The largest holding, Scorpio Tankers, as a percent of the portfolio is 3.12% and the smallest holding, US Airways 2013-1A PT Trust is 0.91%. We anticipate maintaining a well-diversified portfolio both in terms of asset classes and individual holdings. We believe industry exposure is well-diversified with real estate having the highest weight at 18% of the total exposure – mostly in preferred stocks.
As we look ahead, we anticipate few changes to the overall portfolio.  At present, our primary focus is looking for sources of additional yield in the fixed income portfolio and ensuring that the yield of the preferred stock portfolio is maintained as call dates approach.  We believe the common stock portfolio is well-diversified but could see some additions to those holdings if the right opportunities were found.

Sincerely,
Sterling Russell, CFA
Portfolio Manager
Trajan Wealth Income Opportunities (TWIO)

(RCTWO1022001)

Trajan Wealth Income Opportunities ETF

Performance Update
(Unaudited)

For the initial period from March 31, 2021 (Commencement of Operations) through September 30, 2022

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 on March 31, 2021 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Trajan Wealth Income Opportunities ETF versus the Bloomberg Capital Aggregate Bond Index, the S&P Preferred Stock Index, the S&P 400 Mid-Cap Index, and the 20% of the S&P 400 Mid-Cap Index, 35% of the Bloomberg Capital Aggregate Bond Index, and 45% of the S&P Preferred Stock Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
September 30, 2022	Year	Inception	Date
Trajan Wealth Income Opportunities ETF	-13.46%	-7.40%	03/31/21
Bloomberg Capital Aggregate Bond Index	-14.60%	-8.85%	N/A
S&P Preferred Stock Index	-21.09%	-13.57%	N/A
S&P 400 Mid-Cap Index	-16.55%	-10.58%	N/A
20% S&P 400 Mid-Cap Index/35% Bloomberg Capital
Aggregate Bond Index/45% S&P Preferred Stock Index	-17.91%	-11.31%	N/A

			(Continued)

Trajan Wealth Income Opportunities ETF

Performance Update
(Unaudited)

For the initial period from March 31, 2021 (Commencement of Operations) through September 30, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.85% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through January 31, 2023.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be estimated to be 2.72% per the ETF’s most recent prospectus dated February 1, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Trajan Wealth Income Opportunities ETF

Schedule of Investments

As of September 30, 2022
				Shares	Value (Note 1)

COMMON STOCKS - 26.41%
	Consumer Staples - 4.59%
	Bunge Ltd.			4,719	$389,648
	Flowers Foods, Inc.			17,764	438,593
	VF Corp.			10,918	326,557
					1,154,798
	Energy - 3.54%
	The Williams Co.			15,267	437,094
	Valero Energy Corp.			4,236	452,617
					889,711
	Financials - 4.31%
	American International Group, Inc.			8,413	399,449
	Blackstone, Inc.			3,843	321,659
	Zions Bancorporation, n.a.			7,162	364,259
					1,085,367
	Health Care - 1.98%
	Bristol-Myers Squibb Co.			7,018	498,910

	Industrials - 2.25%
	Atlas Corp.			40,790	566,981

Information Technology - 1.42%
	Broadcom, Inc.			803	356,540

	Materials - 1.82%
	Sonoco Products Co.			8,059	457,187

	Real Estate - 2.99%
	Medical Properties Trust, Inc.			30,215	358,350
	Realty Income Corp.			6,771	394,072
					752,422
	Utilities - 3.51%
	Black Hills Corp.			6,619	448,305
	OGE Energy Corp.			11,967	436,317
					884,622

	Total Common Stocks (Cost $7,004,702)				6,646,538

CORPORATE BONDS - 19.83%			Maturity
Communication Services - 2.12%		Interest Rate	Date	Par
	T Mobile USA, Inc.	3.600%	11/15/2060	$ 824,800	532,613

	Energy - 5.28%
	Buckeye Partners LP	5.850%	11/15/2043	934,000	705,170
α	Motiva Enterprises LLC	6.850%	1/15/2040	650,000	624,385
					1,329,555
	Health Care - 1.89%
	Cleveland Clinic Foundation	4.858%	1/1/2114	569,200	476,034

					(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued

As of September 30, 2022
				Value (Note 1)

CORPORATE BONDS - Continued		Maturity
Industrials - 3.06%	Interest Rate	Date	Par
US Airways PT Trust 2013-1	3.950%	5/15/2027	$ 260,980	$229,336
Valmont Industries, Inc.	5.250%	10/1/2054	636,800	541,851
				771,187
Information Technology - 2.29%
HP, Inc.	6.000%	9/15/2041	665,600	577,413

Materials - 5.19%
Freeport-McMoran, Inc.	5.450%	3/15/2043	722,000	603,772
Olin Corp.	5.000%	2/1/2030	845,200	701,516
				1,305,288

Total Corporate Bonds (Cost $7,020,867)				4,992,090

PREFERRED STOCKS - 38.15%
	Dividend Rate		Shares
Energy - 3.12%
Scorpio Tankers, Inc.	7.000%		31,513	784,674

Financials - 23.04%
Annaly Capital Management	6.750%		22,425	487,744
Aspen Insurance Holdings Ltd.	5.625%		26,672	553,711
Athene Holding Ltd.	6.350%		21,457	523,122
Compass Diversified Holdings	7.875%		23,978	591,777
Dime Community Bancshares, Inc.	5.500%		34,671	681,979
Dynex Capital, Inc.	6.900%		26,180	563,655
Federal Agricultural Mortgage Corp.	5.250%		28,599	585,136
Invesco Mortgage Capital, Inc.	7.750%		27,507	469,269
KKR Real Estate Financial Trust, Inc.	6.500%		31,368	623,596
Seapeak LLC	8.500%		30,580	720,159
				5,800,148
Industrials - 3.86%
Costamare, Inc.	8.875%		16,207	407,120
Fortress Transportation and Infrastructure
Investors LLC	8.250%		30,785	563,673
				970,793
Real Estate - 8.13%
Arbor Realty Trust	6.250%		31,676	662,345
Pebblebrook Hotel Trust	6.375%		24,950	466,565
Plymouth Industrial REIT, Inc.	7.500%		15,686	391,523
Summit Hotel Properties, Inc.	6.250%		30,021	526,568
				2,047,001

Total Preferred Stocks (Cost $11,595,313)				9,602,616

				(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued

As of September 30, 2022
				Value (Note 1)

SHORT-TERM INVESTMENT - 15.19%
Dreyfus Treasury Securities Cash Management Fund -			Shares
Institutional Class, 0.01% §			3,824,640	$3,824,640

Total Short-Term Investment (Cost $3,824,640)				3,824,640

Investments, at Value (Cost $29,445,522) - 99.58%				25,065,884

Other Assets Less Liabilities - 0.42%				105,267

Net Assets - 100%				$25,171,151

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company	LP - Limited Partnership
REIT - Real Estate Investment Trust
α
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2022, the total market value of 144A securities is $624,385 or 2.48% of net assets.

Summary of Investments
by Sector		% of Net
		Assets	Value
Common Stocks:
Consumer Staples		4.59%	$1,154,798
Energy		3.54%	889,711
Financials		4.31%	1,085,367
Health Care		1.98%	498,910
Industrials		2.25%	566,981
Information Technology		1.42%	356,540
Materials		1.82%	457,187
Real Estate		2.99%	752,422
Utilities		3.51%	884,622
Corporate Bonds:
Communication Services		2.12%	532,613
Energy		5.28%	1,329,555
Health Care		1.89%	476,034
Industrials		3.06%	771,187
Information Technology		2.29%	577,413
Materials		5.19%	1,305,288
Preferred Stocks:
Energy		3.12%	784,674
Financials		23.04%	5,800,148
Industrials		3.86%	970,793
Real Estate		8.13%	2,047,001
Short-Term Investment		15.19%	3,824,640
Other Assets Less Liabilities		0.42%	105,267
Total Net Assets		100.00%	$25,171,151

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statement of Assets and Liabilities

As of September 30, 2022

Assets:
Investments, at value (cost $29,445,522)	$25,065,884
Receivables:
Interest and dividends	159,724
From Sub-Advisor	9,935
Prepaid Expenses:
Insurance fees	1,560

Total assets	25,237,103

Liabilities:
Accrued expenses:
Professional fees	23,466
Custody fees	20,205
Investment Advisory fees	12,017
Shareholder fulfillment expenses	4,064
Compliance fees	1,883
Registration & filing expenses	1,716
Trustee fees and meeting expenses	910
Administration fees	646
Security pricing fees	628
Miscellaneous reporting fees	351
Fund accounting fees	55
Transfer agent fees	11

Total liabilities	65,952

Total Net Assets	$25,171,151

Net Assets Consist of:
Paid in Capital	$29,964,502
Accumulated Deficit	(4,793,351)

Total Net Assets	$25,171,151
Shares Outstanding, no par value (unlimited authorized shares)	2,980,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$8.45

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statement of Operations

For the fiscal year ended September 30, 2022

Investment Income:
Interest	$275,698
Dividends	965,607

Total Investment Income	1,241,305

Expenses:
Advisory fees (note 2)	135,922
Professional fees	41,367
Administration fees (note 2)	27,481
Shareholder fulfillment fees (note 2)	25,035
Compliance fees (note 2)	22,663
Fund accounting fees (note 2)	22,478
Custody fees (note 2)	18,352
Transfer agent fees (note 2)	9,342
Pricing fees	5,218
Trustee fees (note 3)	4,506
Miscellaneous reporting expenses (note 2)	4,192
Registration and filing expenses	3,814
Insurance fees	3,650

Total Expenses	324,020

Expenses waived by the Sub-Advisor (note 2)	(111,298)
Expenses reimbursed by the Sub-Advisor (note 2)	(2,661)

Net Expenses	210,061

Net Investment Income	1,031,244

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(420,556)
Net change in unrealized depreciation on investments	(4,278,142)

Net Realized and Unrealized Loss on Investments	(4,698,698)

Net Decrease in Net Assets Resulting from Operations	$(3,667,454)

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Statements of Changes in Net Assets

For the fiscal year or period ended September 30,	2022	2021 (a)

Operations:
Net investment income	$ 1,031,244	$ 201,947
Net realized loss from investment transactions	(420,556)	(45,159)
Net change in unrealized depreciation on investments	(4,278,142)	(101,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,667,454)	55,292

Distributions to Investors:	(984,239)	(196,950)

Decrease from Distributions to Investors	(984,239)	(196,950)

Beneficial Interest Transactions:
Shares sold	8,063,854	22,396,351
Shares redeemed	(495,703)	-

Increase from Beneficial Interest Transactions	7,568,151	22,396,351

Net Increase in Net Assets	2,916,458	22,254,693

Net Assets:
Beginning of period	22,254,693	-
End of period	$ 25,171,151	$ 22,254,693

Share Information:
Shares Sold	840,000	2,190,000
Shares Redeemed	(50,000)	-
Net Increase in Shares of Beneficial Interest	790,000	2,190,000

(a) For the initial period from March 31, 2021 (Commencement of Operations) through September 30, 2021.

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Financial Highlights

For a share outstanding during the fiscal
year or period ended September 30,	2022	2021	(e)

Net Asset Value, Beginning of Period	$ 10.16	$ 10.00

Income (Loss) from Investment Operations:
Net investment income	0.39	0.14
Net realized and unrealized gain (loss) on investments	(1.73)	0.16	(d)

Total from Investment Operations	(1.34)	0.30

Distributions to Investors:
From net investment income	(0.37)	(0.14)

Total from Distributions to Investors	(0.37)	(0.14)

Net Asset Value, End of Period	$ 8.45	$ 10.16

Total Return	(13.46)%	2.99%	(b)

Net Assets, End of Period (in thousands)	$ 25,171	$ 22,255

Ratios of:
Gross Expenses to Average Net Assets (c)	1.31%	2.71%	(a)
Net Expenses to Average Net Assets (c)	0.85%	0.85%	(a)
Net Investment Income to Average Net Assets	4.17%	4.28%	(a)

Portfolio turnover rate	23.89%	12.90%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)
The amount of realized and unrealized gain (loss) per share does not accord with the amounts reported in the Statement of Operations due to the timing of the Fund share creations in relation to fluctuating market values during the period.

(e)	For the initial period from March 31, 2021 (Commencement of Operations) through September 30, 2021.

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022

1.  Organization and Significant Accounting Policies
The Trajan Wealth Income Opportunities ETF, an actively managed exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on March 31, 2021. The investment objective of the ETF is to seek to provide current income, conservation of principal, and the opportunity for limited capital appreciation. The ETF seeks to achieve its investment objective by investing in a combination of retail preferred securities, income producing fixed income securities, and income producing common stocks.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol TWIO, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees
A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2022, for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$6,646,538	$6,646,538	$-	$-
Corporate Bonds*	4,992,090	-	4,992,090	-
Preferred Stocks*	9,602,616	9,602,616	-	-
Short-Term Investment	3,824,640	3,824,640	-	-
Total Assets	$25,065,884	$20,073,794	$4,992,090	$-

*Refer to the Schedule of Investments for a breakdown by Sector.
(a) The ETF did not hold any Level 3 securities during the year.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor and Sub-Advisor
The ETF pays a monthly advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.55% of the ETF’s average daily net assets.
The Advisor has engaged Trajan Wealth, LLC as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.45% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser or Sub-Adviser)) to not more than 0.85% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through January 31, 2023. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
For the fiscal year ended September 30, 2022, the Advisor earned $135,922 in advisory fees before payment of sub-advisory fees noted below.
For the fiscal year ended September 30, 2022, the Sub-Advisor earned $111,298 in sub-advisory fees, all of which were waived and $2,661 were reimbursed to the ETF pursuant to the Expense Limitation Agreement.
Administrator and Fund Accountant
The ETF pays a monthly fee to the ETF’s administrator and fund accountant, The Nottingham Company (the “Administrator” or “Fund Accountant”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $1,667 per month.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.070%
On the next $250 million	0.060%
On the next $500 million	0.040%
On all assets over $1 billion	0.035%
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Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
A breakdown of the Fund Accounting Fee schedule is as follows:
Base Fee	Asset-Based Fee
$1,667 per month minimum	1 basis point (0.01%) per year

The ETF incurred $27,481 in administration fees and $22,478 in fund accounting fees for the fiscal year ended September 30, 2022.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  The ETF incurred $9,342 in transfer agent fees during the fiscal year ended September 30, 2022.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the initial period ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales
$8,563,648	$5,407,462

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$2,048,134	$ -
5.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the open tax years of September 30, 2021 through September 30, 2022 and determined that the ETF does not have a liability for uncertain tax positions. The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the ETF did not incur any interest or penalties.
Distributions during the year or period ended were characterized for tax purposes as follows:
	September 30, 2022	September 30, 2021
Ordinary Income	$984,239	$ 196,950
Capital Gains	-	-
Total Distributions	$984,239	$ 196,950
As of September 30, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$29,442,481

Gross Unrealized Appreciation	$ 341,306
Gross Unrealized Depreciation	(4,717,903)
Net Unrealized Depreciation	(4,376,597)

Undistributed Net Investment Income Capital Loss Carryforward	43,028 (459,782)
Accumulated Deficit	$ (4,793,351)

Accumulated capital losses noted above represent net capital loss carryforwards as of September 30, 2022 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The ETF has a capital loss carryforward of $459,782, $367,844 of which is short-term in nature and $91,938 of which is long-term in nature.

6.   Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.
7.   Principal Risks
Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the ETF receives if the security is held until the call date), which could result in losses for the ETF and its shareholders if an issuer elects to call the security.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
Energy Companies Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events, and economic conditions. These companies may be at risk for environmental damage claims.
Healthcare Companies Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent production, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Junk Bond Risk. The ETF may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Nano and Micro-Cap Securities Risk. Nano and micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the ETF’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
REIT Risk. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the ETF will generally decline when investors anticipate or experience rising interest rates.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond held by the ETF may “call” or repay the security before its stated maturity. This may cause the ETF to reinvest the proceeds in securities with lower yields, resulting in a decline in the ETF’s income.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the ETF’s assets and distributions may decline.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a security’s price sensitivity to changes in interest rates.
Sector Risk. The ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the ETF's net asset value to fluctuate more than that of an ETF that does not focus in a particular sector.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
COVID-19 and Other Infectious Illnesses Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks. The ETF is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the ETF’s net asset value.

•
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Asset Class Risk. Securities and other assets in the ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
Non-Diversification Risk. The ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the ETF’s performance may depend on the performance of a small number of issuers.
Cyber Security Risk. The ETF is susceptible to operational risk through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the ETF to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the ETF to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the ETF’s digital information systems through “hacking” or malicious software coding buy may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the ETF’s third party service providers, such as its administrator, transfer agent, custodian, or subadvisor, or issuers in which the ETF invests, can also subject the ETF to many of the same risks associated with direct cyber security breaches.  Although the ETF has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed. The ETF has no direct control over the cyber security systems of issuers or third-party service providers.
Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Market Risk. Market risk is the risk that a particular security, or shares of the ETF in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the ETF could decline in value or underperform other investments.
New Advisor Risk. The Advisor and Sub-Advisor have each only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor or the Sub-Advisor, and the Advisor and Sub-Advisor may not achieve the intended result in managing the ETF.
(Continued)

Trajan Wealth Income Opportunities ETF

Notes to Financial Statements

As of September 30, 2022
New E Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.
8.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As September 30, 2022, Cede & Co. held 100% of the ETF. The ETF has no knowledge as to whether all or any portion of the shares owned of record by Cede & Co. are also owned beneficially.
9.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
10.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of Trajan Wealth Income Opportunities ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Trajan Wealth Income Opportunities ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of September 30, 2022, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 31, 2021 (commencement of operations) through September 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2021 through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
November 29, 2022

Trajan Wealth Income Opportunities ETF

Additional Information (Unaudited)

As of September 30, 2022
1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended September 30, 2022.
During the fiscal year, the ETF paid $984,239 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from April 1, 2022, through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Trajan Wealth Income Opportunities ETF

Additional Information (Unaudited)

As of September 30, 2022

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 863.30	$3.97
	$1,000.00	$1,020.81	$4.31
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.85%, multiplied by 183 days in the period divided by the number of days in the fiscal year (to reflect the six month period).
5.    Information about Trustees and Officers
The business and affairs of the ETF and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $6,900 during the initial period ended September 30, 2022, from the ETF for their services to the ETF and Trust.
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	5	Independent Trustee of the Wonderfund Trust for all its series since 2021 and Volt ETF Trust for all of its series since 2016 (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	5	None.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Since 12/16	Managing Director of Fund Administration and Fund Accounting. The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19	General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019.
Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 05/2022
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

Trajan Wealth Income Opportunities ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 800-773-3863 World Wide Web @: trajanwealthetf.com

(b) Not applicable.
Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant’s Board of Trustees has determined that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Trajan Wealth Income Opportunities ETF (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	September 30, 2021	September 30, 2022
Trajan Wealth Income Opportunities ETF	$14,000	$14,000

(b)
Audit-Related Fees – Audit-Related fees billed for the Trajan Wealth Income Opportunities ETF (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent fees billed each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	September 30, 2021	September 30, 2022
Trajan Wealth Income Opportunities ETF	$5,500	$5,500

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2021	September 30, 2022
Trajan Wealth Income Opportunities ETF	$3,000	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended September 30, 2021, and September 30, 2022, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2021, and September 30, 2022, were $3,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
   Not applicable.
Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: December 5, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: December 5, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: December 1, 2022	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Financial Officer